Consolidated Balance Sheet Components - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation	$ 3,300	$ 3,600	$ 3,400
Original cost of property and equipment disposed	23,759	25,887
Accumulated depreciation	11,055	$ 10,248
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Property, Plant and Equipment [Line Items]
Original cost of property and equipment disposed	2,700
Accumulated depreciation	$ 2,600